Financial Assets Measured at Fair Value Through Profit or Loss (Details) - USD ($)	Mar. 31, 2025	Dec. 22, 2023	Jun. 11, 2024	Aug. 08, 2023
Financial Assets Measured at Fair Value Through Profit or Loss [Line Items]
Impairment loss on unlisted equity securities	$ 671,403
Recoverable Amount	$ 240,001
Warrants [Member]
Financial Assets Measured at Fair Value Through Profit or Loss [Line Items]
Purchase of share warrant at fair		$ 411,403
Cash		$ 300,000
Gravity Markets Limited [Member]
Financial Assets Measured at Fair Value Through Profit or Loss [Line Items]
Equity interest, percentage				0.26%
Cash in return				$ 100,001
NextGen Digital Venture Limited [Member]
Financial Assets Measured at Fair Value Through Profit or Loss [Line Items]
Equity interest, percentage		40.00%
Number of shares issued (in Shares)		300,000
UXUY Limited [Member]
Financial Assets Measured at Fair Value Through Profit or Loss [Line Items]
Equity interest, percentage			0.20%
Cash in return			$ 100,000